Business Combinations (Details Textual) - USD ($)		12 Months Ended
	Jun. 14, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Combinations (Textual)
Financial services		$ 2,525,524
Net income		$ 1,469,306
Class A Common Stock
Business Combinations (Textual)
Common stock shares issued		17,710,471	8,491,177
Acquisition of Hengpu [Member]
Business Combinations (Textual)
Ownership interest, percentage		92.00%
Purchase price		$ 11,400,000
Acquisition of Hengpu [Member] | Class A Common Stock
Business Combinations (Textual)
Common stock shares issued		1,440,894
Remaining common stock shares		1,440,894
Midtown [Member]
Business Combinations (Textual)
Ownership interest, percentage		100.00%
Acquisition of NiSun BVI [Member]
Business Combinations (Textual)
Ownership interest, percentage	100.00%
Business combination, description	The Group completed the acquisition of 100% of the equity interests of NiSun BVI on July 12, 2019 (the "closing date"). By virtue of NiSun BVI's 100% ownership of NiSun HK, NiSun HK's ownership of NingChen and NingChen's contractual control over Fintech, NiSun BVI effectively controls Fintech, a company that provides financial services to financial institutions in the PRC.
Purchase price	$ 7,000,000	$ 7,000,000